FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of assets based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2024.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,838	—	5,838	—	—	—
Restricted cash*	65	—	65	—	—	—
Trade accounts receivable and other	4,186	—	3,875	—	311	—
Inventories	17,690	17,690	—	—	—	—
Prepaid expenses and other current assets	3,229	1,472	1,158		—	599
Total current assets	31,008	19,162	10,936	—	311	599

Non-current assets:
Goodwill and intangible assets	4,947	4,947	—	—	—	—
Property, plant and equipment and biological assets	33,142	33,066	—	76	—	—
Investments in associates and joint ventures	10,168	10,168	—	—	—	—
Other investments	283	—	—		283	—
Deferred tax assets	9,563	9,563	—		—	—
Other assets	1,736	397	1,105	136	—	98
Total non-current assets	59,839	58,141	1,105	212	283	98
Total assets	90,847	77,303	12,041	212	594	697

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,357	—	2,357	—	—	—
Trade accounts payable and other	12,493	—	12,493	—	—	—
Short-term provisions	455	432	23	—	—	—
Accrued expenses and other liabilities	4,674	1,063	3,275	—	—	336
Income tax liabilities	327	327	—	—	—	—
Total current liabilities	20,306	1,822	18,148	—	—	336

Non-current liabilities:
Long-term debt, net of current portion	8,770	—	8,770	—	—	—
Deferred tax liabilities	2,270	2,270	—	—	—	—
Deferred employee benefits	2,620	2,620	—	—	—	—
Long-term provisions	1,407	1,407	—	—	—	—
Other long-term obligations	1,175	383	586	—	—	206
Total non-current liabilities	16,242	6,680	9,356	—	—	206

Equity:
Equity attributable to the equity holders of the parent	52,204	52,204	—	—	—	—
Non-controlling interests	2,095	2,095	—	—	—	—
Total equity	54,299	54,299	—	—	—	—
Total liabilities and equity	90,847	62,801	27,504	—	—	542
*Restricted cash of 65 include a cash deposit of 52 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 13 in connection with the mandatory convertible bonds as of June 30, 2024.
Disclosure of liabilities based on categories	The following table summarizes assets and liabilities based on their categories at June 30, 2024.

	Carrying amount in statements of financial position	Non-financial assets and liabilities	Assets/ Liabilities at amortized cost	Fair value recognized in profit or loss	Fair value recognized in OCI	Derivatives
ASSETS
Current assets:
Cash and cash equivalents	5,838	—	5,838	—	—	—
Restricted cash*	65	—	65	—	—	—
Trade accounts receivable and other	4,186	—	3,875	—	311	—
Inventories	17,690	17,690	—	—	—	—
Prepaid expenses and other current assets	3,229	1,472	1,158		—	599
Total current assets	31,008	19,162	10,936	—	311	599

Non-current assets:
Goodwill and intangible assets	4,947	4,947	—	—	—	—
Property, plant and equipment and biological assets	33,142	33,066	—	76	—	—
Investments in associates and joint ventures	10,168	10,168	—	—	—	—
Other investments	283	—	—		283	—
Deferred tax assets	9,563	9,563	—		—	—
Other assets	1,736	397	1,105	136	—	98
Total non-current assets	59,839	58,141	1,105	212	283	98
Total assets	90,847	77,303	12,041	212	594	697

LIABILITIES AND EQUITY
Current liabilities:
Short-term debt and current portion of long-term debt	2,357	—	2,357	—	—	—
Trade accounts payable and other	12,493	—	12,493	—	—	—
Short-term provisions	455	432	23	—	—	—
Accrued expenses and other liabilities	4,674	1,063	3,275	—	—	336
Income tax liabilities	327	327	—	—	—	—
Total current liabilities	20,306	1,822	18,148	—	—	336

Non-current liabilities:
Long-term debt, net of current portion	8,770	—	8,770	—	—	—
Deferred tax liabilities	2,270	2,270	—	—	—	—
Deferred employee benefits	2,620	2,620	—	—	—	—
Long-term provisions	1,407	1,407	—	—	—	—
Other long-term obligations	1,175	383	586	—	—	206
Total non-current liabilities	16,242	6,680	9,356	—	—	206

Equity:
Equity attributable to the equity holders of the parent	52,204	52,204	—	—	—	—
Non-controlling interests	2,095	2,095	—	—	—	—
Total equity	54,299	54,299	—	—	—	—
Total liabilities and equity	90,847	62,801	27,504	—	—	542
*Restricted cash of 65 include a cash deposit of 52 in connection with various environmental obligations and true sales of receivables programs in ArcelorMittal South Africa and 13 in connection with the mandatory convertible bonds as of June 30, 2024.
Disclosure of fair value measurement of assets
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	87	—	196	283
Trade accounts receivable and other subject to TSR programs*	—	—	311	311
Derivative financial current assets	—	599	—	599
Derivative financial non-current assets	—	98	—	98
Total assets at fair value	87	697	507	1,291
Liabilities at fair value:
Derivative financial current liabilities	—	333	3	336
Derivative financial non-current liabilities	—	169	37	206
Total liabilities at fair value	—	502	40	542
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	315	—	198	513
Trade accounts receivable and other subject to TSR programs*	—	—	170	170
Derivative financial current assets	—	643	—	643
Derivative financial non-current assets	—	163	—	163
Total assets at fair value	315	806	368	1,489
Liabilities at fair value:
Derivative financial current liabilities	—	332	28	360
Derivative financial non-current liabilities	—	22	54	76
Total liabilities at fair value	—	354	82	436
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 :

	Call option on 660 mandatory convertible bonds	Electricity option
Balance as of December 31, 2022	—	—
Change in fair value	—	—
Balance as of June 30, 2023	—	—
Change in fair value	—	(82)
Balance as of December 31, 2023	—	(82)
Change in fair value	—	42
Balance as of June 30, 2024	—	(40)

Disclosure of fair value measurement of liabilities
The following tables summarize the bases used to measure certain assets and liabilities at their fair value.

As of June 30, 2024
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	87	—	196	283
Trade accounts receivable and other subject to TSR programs*	—	—	311	311
Derivative financial current assets	—	599	—	599
Derivative financial non-current assets	—	98	—	98
Total assets at fair value	87	697	507	1,291
Liabilities at fair value:
Derivative financial current liabilities	—	333	3	336
Derivative financial non-current liabilities	—	169	37	206
Total liabilities at fair value	—	502	40	542
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.

As of December 31, 2023
	Level 1	Level 2	Level 3	Total
Assets at fair value:
Investments in equity instruments at FVOCI	315	—	198	513
Trade accounts receivable and other subject to TSR programs*	—	—	170	170
Derivative financial current assets	—	643	—	643
Derivative financial non-current assets	—	163	—	163
Total assets at fair value	315	806	368	1,489
Liabilities at fair value:
Derivative financial current liabilities	—	332	28	360
Derivative financial non-current liabilities	—	22	54	76
Total liabilities at fair value	—	354	82	436
* The fair value of TSR program receivables equals carrying amount due to the short time frame between the initial recognition and time of sale.
The following table summarizes the reconciliation of the fair value of the financial instruments classified as Level 3 :

	Call option on 660 mandatory convertible bonds	Electricity option
Balance as of December 31, 2022	—	—
Change in fair value	—	—
Balance as of June 30, 2023	—	—
Change in fair value	—	(82)
Balance as of December 31, 2023	—	(82)
Change in fair value	—	42
Balance as of June 30, 2024	—	(40)

Disclosure of derivative financial instruments
The portfolio associated with derivative financial instruments classified as Level 2 as of June 30, 2024 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	524	—	220	(1)
Total interest rate instruments		—		(1)
Foreign exchange rate instruments
Forward purchase of contracts	4,777	85	1,602	(22)
Forward sale of contracts	2,942	6	4,058	(73)
Currency swaps sales			350	(5)
Exchange option purchases	4,055	53
Exchange options sales			3,797	(150)
Total foreign exchange rate instruments		144		(251)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	1,368	237	1,203	(121)
Term contracts purchases	1,733	314	1,144	(124)
Options sales/purchases	106	2	262	(6)
Total raw materials (base metal), freight, energy, emission rights and others		553		(250)
Total		697		(502)
The portfolio associated with derivative financial instruments classified as Level 2 as of December 31, 2023 is as follows:

	Assets		Liabilities
	Notional Amount	Fair Value	Notional Amount	Fair Value
Interest rate instruments
Other interest rate instruments	221		453	—
Total interest rate instruments		—		—
Foreign exchange rate instruments
Forward purchase of contracts	1,198	60	4,114	(82)
Forward sale of contracts	2,510	53	825	(11)
Exchange option purchases	619	34	760	(3)
Exchange options sales	920	19	608	(46)
Total foreign exchange rate instruments		166		(142)
Raw materials (base metal), freight, energy, emission rights and others
Term contracts sales	1,350	373	486	(46)
Term contracts purchases	1,538	267	1,235	(166)
Option sales/purchases	18	—	—	—
Total raw materials (base metal), freight, energy, emission rights and others		640		(212)
Total		806		(354)